Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
AFS	€ 99,884	€ 99,580
Fair value through profit or loss	8,481	10,057
Loans	46,823	44,519
Total	155,188	154,156
Fair value	160,171	160,093
Current portion:
Debt securities, money market and other short-term investments, mortgage and private loans	12,924	14,671
Shares [member]
Disclosure of financial assets [line items]
AFS	350	345
Fair value through profit or loss	1,665	1,634
Total	2,015	1,979
Fair value	2,015	1,979
Debt securities [member]
Disclosure of financial assets [line items]
AFS	93,899	93,681
Fair value through profit or loss	3,296	5,669
Total	97,195	99,350
Fair value	97,195	99,350
Money market and other short-term investments [member]
Disclosure of financial assets [line items]
AFS	4,790	4,558
Fair value through profit or loss	120	109
Total	4,910	4,667
Fair value	4,910	4,667
Mortgage loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	39,991	38,244
Total	39,991	38,244
Fair value	44,366	43,258
Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	4,883	4,358
Total	4,883	4,358
Fair value	5,491	5,280
Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Loans	52	92
Total	52	92
Fair value	52	92
Policy loans [member]
Disclosure of financial assets [line items]
Loans	1,893	1,801
Total	1,893	1,801
Fair value	1,893	1,801
Other [member]
Disclosure of financial assets [line items]
AFS	844	996
Fair value through profit or loss	3,401	2,645
Loans	3	25
Total	4,248	3,665
Fair value	€ 4,248	€ 3,665